Basic and Diluted Earnings Per Share (Tables)	9 Months Ended
Oct. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share

	Three Months Ended October 31, 2021	July 23, 2021 through October 31, 2021
Basic earnings per share:
Net income	$109.3	$72.3
Net income attributable to non-controlling interests	44.9	29.2

Net income available to Class A common stock	64.4	43.1
Weighted average shares outstanding	158,986,524	156,869,487

Net income per share	$0.41	$0.27

Diluted earnings per share:
Net income available to common shareholders—basic	$64.4	$43.1
Increase to net income attributable to dilutive instruments	32.1	20.9

Net income available to common shareholders—diluted	96.5	64.0
Weighted average shares outstanding—basic	158,986,524	156,869,487
Incremental shares of common stock attributable to dilutive instruments	85,595,592	86,211,113

Weighted average shares outstanding—diluted	244,582,116	243,080,600

Net income per share—diluted	$0.39	$0.26